Financial instruments and risk management - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Euro
Disclosure Of Financial Instruments [Line Items]
Percentage of increase in currency against foreign currency	4.00%	6.00%
U.S. Dollar
Disclosure Of Financial Instruments [Line Items]
Percentage of increase in currency against foreign currency	7.00%	4.00%
Bottom of Range
Disclosure Of Financial Instruments [Line Items]
Financial liabilities payable term	0 months
Top of Range
Disclosure Of Financial Instruments [Line Items]
Financial liabilities payable term	3 months